Financial Risk Management - Summary of Interest Rate Profile of Company Interest-bearing Financial Instruments (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Financial liabilities	$ (1,808,751)	$ 382,971	$ (1,894,474)	$ (2,734,704)
Fixed-rate instruments [Member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Financial liabilities	(18,798,036)		(15,017,675)	(12,265,065)
Effect of interest rate swaps	(6,709,527)		(6,968,075)	(9,800,000)
Interest-bearing financial instruments	(25,507,563)		(21,985,750)	(22,065,065)
Variable-rate instruments [Member]
Disclosure Of Financial Instruments By Type Of Interest Rate [Line Items]
Financial liabilities	(21,769,660)		(19,327,663)	(15,595,843)
Interest-bearing financial instruments	(15,060,133)		(12,359,588)	(5,795,843)
Debt securities, value	$ 6,709,527		$ 6,968,075	$ 9,800,000